                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07119

Morgan Stanley Global Utilities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2005

Date of reporting period: August 31, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Utilities Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended August 31, 2004

TOTAL RETURN FOR THE 6-MONTH PERIOD ENDED AUGUST 31, 2004

                                                         MSCI             LIPPER
                                                        WORLD            UTILITY
     CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)
      2.85%       2.41%       2.45%       2.94%       -2.64%               3.51%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The global equities markets generally slowed for the six months ended August 31, 2004, with the U.S. equities market experiencing increased volatility after performing strongly early in the period. Having been helped considerably in the previous six months by economic indicators that pointed to a strong recovery and the maintenance of low interest rates by the Federal Reserve Open Market Committee, the market continued to perform well until April, when a particularly strong March employment figures report, rising oil prices and other price pressures led to concerns among investors that the Fed would soon move to raise interest rates. The federal funds rate was later raised by 25 basis points in June and again in August. The apprehension over interest rates, as well as uncertainties related to terrorism, geopolitical conflict and the U.S. presidential elections, served to weaken the market's performance for the period. Over the six months under review, the dollar strengthened versus both the euro and the pound.

Relative to the broad market, utility stocks performed strongly for these six months. The electric and natural gas industries made especially strong gains for the period, driven by improving fundamentals and their above-average dividend yield. By comparison, the telecommunications industry lagged the electric and natural gas industries as increased pressure from competition plus regulatory uncertainties weakened investor confidence and hurt stocks. Foreign telecommunications stocks generally lagged their U.S. peers, as they were hampered both by weak demand abroad and by the threat of competitive restructuring.

PERFORMANCE ANALYSIS

Morgan Stanley Global Utilities Fund outperformed the MSCI World Index but underperformed its peers as measured by the Lipper Utility Funds Index. The Fund's outperformance was driven largely by strong positions in the electric and natural gas industries, which more than offset the pressure on the telecommunications industry, as both industries benefited from sound fundamentals and above average dividend yields.

The Fund's performance was hindered largely by its overweighted position in the telecommunications sector, despite the Fund's significant reduction in equity allocation to telecommunications stocks from 24 to 20 percent over the period. These stocks were hurt as investors became concerned over new regulatory pressures and increasing competition. Its holdings in foreign telecommunications companies penalized the Fund because non-U.S. telecommunications service and equipment companies underperformed the typical holdings of domestic utility funds. For example, two of the three Bell operating companies and the primary independent telephone companies performed positively for the period. In addition, the direction of foreign currencies negatively affected performance, though the Fund did decrease its international holdings as a result of this same concern. Specifically, over the period under review the Fund was hurt when a considerable portion of its non-U.S. positions remained in European markets whose currencies weakened.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN SECURITIES OF COMPANIES FROM AROUND THE WORLD THAT ARE PRIMARILY ENGAGED IN THE UTILITIES INDUSTRY. THESE SECURITIES CAN INCLUDE COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING PREFERRED STOCK, CONVERTIBLE SECURITIES AND DEPOSITARY RECEIPTS) AS WELL AS INVESTMENT-GRADE FIXED-INCOME SECURITIES (INCLUDING ZERO-COUPON SECURITIES). A COMPANY WILL BE CONSIDERED TO BE PRIMARILY ENGAGED IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THE INDUSTRY. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER AREAS, TELECOMMUNICATIONS, COMPUTERS AND OTHER NEW OR EMERGING TECHNOLOGY COMPANIES, GAS AND ELECTRIC ENERGY, WATER DISTRIBUTION, THE INTERNET AND INTERNET-RELATED SERVICES. THE COMPANIES MAY BE TRADITIONALLY REGULATED PUBLIC UTILITIES AS WELL AS FULLY OR PARTIALLY DEREGULATED AND UNREGULATED UTILITY COMPANIES. THE FUND'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., WILL SHIFT THE FUND'S ASSETS BETWEEN DIFFERENT TYPES OF UTILITIES, AMONG COMPANIES OF DIFFERENT COUNTRIES, AND BETWEEN EQUITY AND FIXED-INCOME SECURITIES, BASED ON PREVAILING MARKET, ECONOMIC AND FINANCIAL CONDITIONS. THE FUND WILL BE INVESTED IN AT LEAST THREE COUNTRIES, INCLUDING THE UNITED STATES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE

   TOP 10 HOLDINGS
   FPL Group                                            4.4%
   Dominion Resources                                   4.4
   Exelon                                               3.9
   Ameren                                               3.8
   Telus Corporation                                    3.7
   Entergy                                              3.7
   Scana                                                3.6
   Keyspan                                              3.5
   Cinergy                                              3.4
   Centrica PLC                                         3.4

   TOP FIVE COUNTRIES
   U.S.A.                                              82.4%
   United Kingdom                                       6.6
   Spain                                                4.4
   Canada                                               3.7
   Sweden                                               0.3

Data as of August 31, 2004. Subject to change daily. All percentages for the top 10 holdings and top five countries are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED AUGUST 31 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED AUGUST 31, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 05/31/94)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              GUTAX                     GUTBX                    GUTCX                    GUTDX
   1 YEAR                              17.20%(3)                 16.27%(3)                16.35%(3)                17.48%(3)
                                       11.04(4)                  11.27(4)                 15.35(4)                    --
   5 YEARS                             (0.29)(3)                 (1.03)(3)                (0.99)(3)                (0.02)(3)
                                       (1.36)(4)                 (1.32)(4)                (0.99)(4)                   --
   10 YEARS                               --                      7.43(3)                    --                       --
                                          --                      7.43(4)                    --                       --
   SINCE INCEPTION                      5.83(3)                   7.51(3)                  5.07(3)                  6.10(3)
                                        5.03(4)                   7.51(4)                  5.07(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum CDSC for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Canada, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Utility Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Utility Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/04 - 08/31/04.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             03/01/04 -
                                                                     03/01/04            08/31/04             08/31/04
                                                                   -------------       -------------       ---------------
CLASS A
Actual (2.85% return).......................................         $1,000.00           $1,028.50              $6.08
Hypothetical (5% return before expenses)....................         $1,000.00           $1,019.21              $6.06
CLASS B
Actual (2.41% return).......................................         $1,000.00           $1,024.10              $9.90
Hypothetical (5% return before expenses)....................         $1,000.00           $1,015.43              $9.86
CLASS C
Actual (2.45% return).......................................         $1,000.00           $1,024.50              $9.90
Hypothetical (5% return before expenses)....................         $1,000.00           $1,015.43              $9.86
CLASS D
Actual (2.94% return).......................................         $1,000.00           $1,029.40              $4.81
Hypothetical (5% return before expenses)....................         $1,000.00           $1,020.47              $4.79

------------------
 * Expenses are equal to the Fund's annualized expense ratio of 1.19%, 1.94%, 1.94% and 0.94% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Global Utilities Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (97.4%)
              Canada (3.7%)
              Telecommunications
   533,600    Telus Corp.
               (Non-Voting)............  $ 10,026,346
                                         ------------
              Spain (4.4%)
              Electric Utilities
   307,400    Iberdrola S.A. ..........     6,283,817
                                         ------------
              Telecommunications
   393,400    Telefonica S.A. .........     5,594,305
                                         ------------
              Total Spain..............    11,878,122
                                         ------------
              Sweden (0.3%)
              Telecommunications
   301,800    Telefonaktiebolaget LM
               Ericsson*...............       812,306
                                         ------------
              United Kingdom (6.6%)
              Energy
 2,062,500    Centrica PLC.............     9,143,912
                                         ------------
              Telecommunications
   386,100    Vodafone Group PLC
               (ADR)...................     8,841,690
                                         ------------
              Total United Kingdom.....    17,985,602
                                         ------------
              United States (82.4%)
              Electric Utilities
   399,900    AES Corp. (The)*.........     4,034,991
   220,300    Ameren Corp. ............    10,307,837
    47,000    American Electric Power
               Co., Inc. ..............     1,538,310
   228,000    Cinergy Corp. ...........     9,229,440
   170,700    Consolidated Edison,
               Inc. ...................     7,203,540
   221,900    Constellation Energy
               Group, Inc. ............     9,120,090
   183,700    Dominion Resources,
               Inc. ...................    11,920,293
   342,400    Energy East Corp. .......     8,344,288
   165,700    Entergy Corp. ...........     9,991,710
   284,200    Exelon Corp. ............    10,472,770
    74,600    FirstEnergy Corp. .......     3,001,904
   172,700    FPL Group, Inc. .........    11,950,840
    85,000    PG&E Corp.*..............     2,481,150

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   186,500    PPL Corp. ...............  $  8,920,295
   181,500    Public Service Enterprise
               Group, Inc. ............     7,684,710
   323,900    Puget Energy, Inc. ......     7,420,549
   255,300    SCANA Corp. .............     9,686,082
   300,900    Southern Co. (The).......     9,132,315
   158,000    TXU Corp. ...............     6,577,540
   151,800    Wisconsin Energy
               Corp. ..................     4,971,450
                                         ------------
                                          153,990,104
                                         ------------
              Energy
   270,100    AGL Resources, Inc. .....     8,235,349
    70,100    Equitable Resources,
               Inc. ...................     3,675,343
   252,300    KeySpan Corp. ...........     9,612,630
   132,000    Kinder Morgan, Inc. .....     7,986,000
    77,600    NiSource, Inc. ..........     1,614,080
    79,100    Questar Corp. ...........     3,217,788
    93,000    Sempra Energy............     3,361,950
   110,250    Southern Union Co.*......     2,060,573
    83,400    UGI Corp.*...............     2,848,944
                                         ------------
                                           42,612,657
                                         ------------
              Telecommunications
   276,400    AT&T Wireless Services,
               Inc.*...................     4,040,968
    85,400    BellSouth Corp. .........     2,285,304
   172,100    Nextel Partners, Inc.
               (Class A)*..............     2,481,682
   105,900    SBC Communications,
               Inc. ...................     2,731,161
   106,800    SpectraSite, Inc.*.......     4,799,592
    92,000    Sprint Corp. (FON
               Group)..................     1,810,560
   116,200    Verizon Communications
               Inc. ...................     4,560,850
   190,300    Western Wireless Corp.
               (Class A)*..............     4,774,627
                                           27,484,744
                                         ------------
              Total United States......   224,087,505
                                         ------------
              Total Common Stocks
              (Cost $230,581,061)......   264,789,881
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (2.5%)
              Repurchase Agreement
 $   6,800    Joint repurchase
               agreement account 1.57%
               due 09/01/04 (dated
               08/31/04; proceeds
               $6,800,297) (a)
               (Cost $6,800,000).......  $  6,800,000
                                         ------------

Total Investments
(Cost $237,381,061) (b).....    99.9%     271,589,881
Other Assets in Excess of
Liabilities.................     0.1          237,915
                               -----     ------------
Net Assets..................   100.0%    $271,827,796
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $43,315,981 and the aggregate gross unrealized depreciation is $9,107,161, resulting in net unrealized appreciation of $34,208,820.

SUMMARY OF INVESTMENTS

                                               PERCENT OF
INDUSTRY                           VALUE       NET ASSETS
---------------------------------------------------------
Electric Utilities...........  $160,273,921       59.0%
Telecommunications...........    52,759,391       19.4
Energy.......................    51,756,569       19.0
Repurchase Agreement.........     6,800,000        2.5
                               ------------       ----
                               $271,589,881       99.9%
                               ============       ====

                                               PERCENT OF
TYPE OF INVESTMENT                 VALUE       NET ASSETS
---------------------------------------------------------
Common Stocks................  $264,789,881       97.4%
Short-Term Investment........     6,800,000        2.5
                               ------------       ----
                               $271,589,881       99.9%
                               ============       ====

                       See Notes to Financial Statements
 8

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $237,381,061).......................................  $271,589,881
Receivable for:
    Dividends...............................................       825,525
    Foreign withholding taxes reclaimed.....................        52,312
    Shares of beneficial interest sold......................        17,792
Prepaid expenses and other assets...........................        28,028
                                                              ------------
    Total Assets............................................   272,513,538
                                                              ------------
Liabilities:
Payable for:
    Distribution fee........................................       231,732
    Shares of beneficial interest redeemed..................       227,720
    Investment management fee...............................       153,538
Accrued expenses and other payables.........................        72,752
                                                              ------------
    Total Liabilities.......................................       685,742
                                                              ------------
    Net Assets..............................................  $271,827,796
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $346,150,216
Net unrealized appreciation.................................    34,215,051
Accumulated undistributed net investment income.............     2,162,582
Accumulated net realized loss...............................  (110,700,053)
                                                              ------------
    Net Assets..............................................  $271,827,796
                                                              ============
Class A Shares:
Net Assets..................................................    $4,693,442
Shares Outstanding (unlimited authorized, $.01 par value)...       391,802
    Net Asset Value Per Share...............................        $11.98
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $12.64
                                                              ============
Class B Shares:
Net Assets..................................................  $260,831,049
Shares Outstanding (unlimited authorized, $.01 par value)...    21,672,841
    Net Asset Value Per Share...............................        $12.03
                                                              ============
Class C Shares:
Net Assets..................................................    $4,865,169
Shares Outstanding (unlimited authorized, $.01 par value)...       408,217
    Net Asset Value Per Share...............................        $11.92
                                                              ============
Class D Shares:
Net Assets..................................................    $1,438,136
Shares Outstanding (unlimited authorized, $.01 par value)...       119,941
    Net Asset Value Per Share...............................        $11.99
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2004 (unaudited)

Net Investment Income:
Income
Dividends (net of $72,868 foreign withholding tax)..........  $ 4,840,853
Interest....................................................       50,167
                                                              -----------
    Total Income............................................    4,891,020
                                                              -----------
Expenses
Distribution fee (Class A shares)...........................        5,853
Distribution fee (Class B shares)...........................    1,364,343
Distribution fee (Class C shares)...........................       25,188
Investment management fee...................................      923,539
Transfer agent fees and expenses............................      286,959
Professional fees...........................................       40,286
Registration fees...........................................       36,552
Shareholder reports and notices.............................       23,501
Custodian fees..............................................       16,580
Trustees' fees and expenses.................................        1,389
Other.......................................................       10,876
                                                              -----------
    Total Expenses..........................................    2,735,066
                                                              -----------
    Net Investment Income...................................    2,155,954
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments.................................................    4,565,448
Foreign exchange transactions...............................       23,092
                                                              -----------
    Net Realized Gain.......................................    4,588,540
                                                              -----------
Net Change in Unrealized Appreciation on:
Investments.................................................   (1,191,259)
Net translation of other assets and liabilities denominated
  in foreign currencies.....................................         (550)
                                                              -----------
    Net Depreciation........................................   (1,191,809)
                                                              -----------
    Net Gain................................................    3,396,731
                                                              -----------
Net Increase................................................  $ 5,552,685
                                                              ===========

                       See Notes to Financial Statements
 10

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2004   FEBRUARY 29, 2004
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  2,155,954       $  5,853,760
Net realized gain...........................................      4,588,540         24,002,125
Net change in unrealized depreciation.......................     (1,191,809)        47,805,106
                                                               ------------       ------------
    Net Increase............................................      5,552,685         77,660,991
                                                               ------------       ------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................       (137,674)          (182,402)
Class B shares..............................................     (5,581,802)        (9,102,987)
Class C shares..............................................       (104,781)          (175,267)
Class D shares..............................................        (48,952)           (60,665)
                                                               ------------       ------------
    Total Dividends.........................................     (5,873,209)        (9,521,321)
                                                               ------------       ------------

Net decrease from transactions in shares of beneficial
  interest..................................................    (38,004,189)       (75,801,985)
                                                               ------------       ------------
    Net Decrease............................................    (38,324,713)        (7,662,315)
Net Assets:
Beginning of period.........................................    310,152,509        317,814,824
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $2,162,582 and $5,879,837, respectively).................   $271,827,796       $310,152,509
                                                               ============       ============

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $500 million; 0.625% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.60% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.575% to the portion of daily net assets exceeding $1.5 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,025,191 at August 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $103,851 and $20, respectively and received $6,095 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2004 aggregated $37,347,603 and $72,426,338, respectively.

For the six months ended August 31, 2004, the Fund incurred brokerage commissions of $25,741 with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $30,300.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                         AUGUST 31, 2004                FEBRUARY 29, 2004
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................      39,469   $    464,413           96,805   $  1,063,129
Reinvestment of dividends.........................       8,671         99,024           12,577        138,350
Redeemed..........................................     (61,580)      (722,028)        (156,216)    (1,680,197)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class A............................     (13,440)      (158,591)         (46,834)      (478,718)
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................     201,258      2,370,141          898,046      9,858,570
Reinvestment of dividends.........................     408,632      4,695,179          706,639      7,808,361
Redeemed..........................................  (3,767,096)   (43,958,214)      (8,462,835)   (91,888,153)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class B............................  (3,157,206)   (36,892,894)      (6,858,150)   (74,221,222)
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................      10,348        120,171           46,214        495,744
Reinvestment of dividends.........................       8,332         94,815           14,518        158,968
Redeemed..........................................     (77,081)      (891,332)        (167,415)    (1,799,357)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class C............................     (58,401)      (676,346)        (106,683)    (1,144,645)
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................      23,590        275,437           54,191        609,021
Reinvestment of dividends.........................       3,651         41,699            4,910         54,061
Redeemed..........................................     (50,573)      (593,494)         (56,772)      (620,482)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class D.................     (23,332)      (276,358)           2,329         42,600
                                                    ----------   ------------       ----------   ------------
Net decrease in Fund..............................  (3,252,379)  $(38,004,189)      (7,009,338)  $(75,801,985)
                                                    ==========   ============       ==========   ============

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 29, 2004, the Fund had a net capital loss carryforward of $114,051,607 of which $35,822,406 will expire on February 28, 2010 and $78,229,201 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 29, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates,

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                              FOR THE SIX                                  FOR THE YEAR ENDED FEBRUARY 28,
                             MONTHS ENDED            ----------------------------------------------------------------------------
                            AUGUST 31, 2004           2004*             2003             2002             2001            2000*
                            ---------------          --------         --------         --------         --------         --------
                              (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning
 of period................      $12.01                $ 9.70           $12.47           $16.51           $20.02           $17.16
                                ------                ------           ------           ------           ------           ------

Income (loss) from
 investment operations:
    Net investment
    income++..............        0.13                  0.28             0.32             0.31             0.29             0.23
    Net realized and
    unrealized gain
    (loss)................        0.19                  2.45            (2.73)           (3.91)           (1.22)            4.78
                                ------                ------           ------           ------           ------           ------

Total income (loss) from
 investment operations....        0.32                  2.73            (2.41)           (3.60)           (0.93)            5.01
                                ------                ------           ------           ------           ------           ------

Less dividends and
 distributions from:
    Net investment
    income................       (0.35)                (0.42)           (0.36)           (0.08)           (0.26)           (0.20)
    Net realized gain.....          --                    --               --            (0.36)           (2.32)           (1.95)
                                ------                ------           ------           ------           ------           ------

Total dividends and
 distributions............       (0.35)                (0.42)           (0.36)           (0.44)           (2.58)           (2.15)
                                ------                ------           ------           ------           ------           ------

Net asset value, end of
 period...................      $11.98                $12.01           $ 9.70           $12.47           $16.51           $20.02
                                ======                ======           ======           ======           ======           ======

Total Return+.............        2.85 %(1)            28.57%          (19.79)%         (22.21)%          (5.05)%          30.68%

Ratios to Average Net
Assets(3):
Expenses..................        1.19 %(2)             1.18%            1.15%            1.06%            1.00%            1.06%

Net investment income.....        2.25 %(2)             2.57%            2.91%            2.06%            1.54%            1.25%

Supplemental Data:
Net assets, end of period,
 in thousands.............      $4,693                $4,868           $4,387           $7,723          $16,970          $13,313

Portfolio turnover rate...          14 %(1)               31%              18%              19%              31%              52%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                            FOR THE SIX                               FOR THE YEAR ENDED FEBRUARY 28,
                           MONTHS ENDED            ---------------------------------------------------------------------
                          AUGUST 31, 2004            2004*          2003           2002           2001           2000*
                          ---------------          ---------      ---------      ---------      ---------      ---------
                            (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value,
 beginning of period....       $12.00                $ 9.67         $12.40         $16.50         $20.01         $17.15
                               ------                ------         ------         ------         ------         ------

Income (loss) from
 investment operations:
    Net investment
    income++............         0.09                  0.20           0.24           0.20           0.15           0.11
    Net realized and
    unrealized gain
    (loss)..............         0.19                  2.44          (2.73)         (3.89)         (1.22)          4.78
                               ------                ------         ------         ------         ------         ------

Total income (loss) from
 investment
 operations.............         0.28                  2.64          (2.49)         (3.69)         (1.07)          4.89
                               ------                ------         ------         ------         ------         ------

Less dividends and
 distributions from:
    Net investment
    income..............        (0.25)                (0.31)         (0.24)         (0.05)         (0.12)         (0.08)
    Net realized gain...           --                    --             --          (0.36)         (2.32)         (1.95)
                               ------                ------         ------         ------         ------         ------

Total dividends and
 distributions..........        (0.25)                (0.31)         (0.24)         (0.41)         (2.44)         (2.03)
                               ------                ------         ------         ------         ------         ------

Net asset value, end of
 period.................       $12.03                $12.00         $ 9.67         $12.40         $16.50         $20.01
                               ======                ======         ======         ======         ======         ======

Total Return+...........         2.41 %(1)            27.60%        (20.43)%       (22.75)%        (5.76)%        29.81%

Ratios to Average Net
Assets(3):
Expenses................         1.94 %(2)             1.93%          1.90%          1.82%          1.74%          1.74%

Net investment income...         1.50 %(2)             1.82%          2.16%          1.30%          0.80%          0.57%

Supplemental Data:
Net assets, end of
 period, in thousands...     $260,831              $298,012       $306,554       $562,343       $914,995       $944,600

Portfolio turnover
 rate...................           14 %(1)               31%            18%            19%            31%            52%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

20
                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                      FOR THE SIX                              FOR THE YEAR ENDED FEBRUARY 28,
                                     MONTHS ENDED            --------------------------------------------------------------------
                                    AUGUST 31, 2004           2004*           2003           2002           2001          2000*
                                    ---------------          --------       --------       --------       --------       --------
                                      (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of
 period...........................      $11.89                $ 9.60         $12.33         $16.38         $19.90         $17.08
                                        ------                ------         ------         ------         ------         ------

Income (loss) from investment
 operations:
    Net investment income++.......        0.09                  0.20           0.24           0.22           0.14           0.09
    Net realized and unrealized
    gain
    (loss)........................        0.19                  2.42          (2.70)         (3.85)         (1.21)          4.76
                                        ------                ------         ------         ------         ------         ------

Total income (loss) from
 investment operations............        0.28                  2.62          (2.46)         (3.63)         (1.07)          4.85
                                        ------                ------         ------         ------         ------         ------

Less dividends and distributions
 from:
    Net investment income.........       (0.25)                (0.33)         (0.27)         (0.06)         (0.13)         (0.08)
    Net realized gain.............          --                    --             --          (0.36)         (2.32)         (1.95)
                                        ------                ------         ------         ------         ------         ------

Total dividends and
 distributions....................       (0.25)                (0.33)         (0.27)         (0.42)         (2.45)         (2.03)
                                        ------                ------         ------         ------         ------         ------

Net asset value, end of period....      $11.92                $11.89         $ 9.60         $12.33         $16.38         $19.90
                                        ======                ======         ======         ======         ======         ======

Total Return+.....................        2.45 %(1)            27.53%        (20.15)%       (22.78)%        (5.81)%        29.73%

Ratios to Average Net Assets(3):
Expenses..........................        1.94 %(2)             1.93%          1.87%          1.67%          1.78%          1.81%

Net investment income.............        1.50 %(2)             1.82%          2.19%          1.45%          0.76%          0.50%

Supplemental Data:
Net assets, end of period, in
 thousands........................      $4,865                $5,548         $5,502         $9,374        $15,266        $10,156

Portfolio turnover rate...........          14 %(1)               31%            18%            19%            31%            52%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                      FOR THE SIX                              FOR THE YEAR ENDED FEBRUARY 28,
                                     MONTHS ENDED            --------------------------------------------------------------------
                                    AUGUST 31, 2004           2004*           2003           2002           2001          2000*
                                    ---------------          --------       --------       --------       --------       --------
                                      (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of
 period...........................      $12.04                $ 9.73         $12.53         $16.54         $20.06         $17.18
                                        ------                ------         ------         ------         ------         ------

Income (loss) from investment
 operations:
    Net investment income++.......        0.15                  0.30           0.35           0.35           0.29           0.32
    Net realized and unrealized
    gain (loss)...................        0.18                  2.47          (2.73)         (3.91)         (1.18)          4.76
                                        ------                ------         ------         ------         ------         ------

Total income (loss) from
 investment
 operations.......................        0.33                  2.77          (2.38)         (3.56)         (0.89)          5.08
                                        ------                ------         ------         ------         ------         ------

Less dividends and distributions
 from:
    Net investment income.........       (0.38)                (0.46)         (0.42)         (0.09)         (0.31)         (0.25)
    Net realized gain.............          --                    --             --          (0.36)         (2.32)         (1.95)
                                        ------                ------         ------         ------         ------         ------

Total dividends and
 distributions....................       (0.38)                (0.46)         (0.42)         (0.45)         (2.63)         (2.20)
                                        ------                ------         ------         ------         ------         ------

Net asset value, end of period....      $11.99                $12.04         $ 9.73         $12.53         $16.54         $20.06
                                        ======                ======         ======         ======         ======         ======

Total Return+.....................        2.94%(1)             28.87%        (19.56)%       (21.98)%        (4.85)%        31.08%

Ratios to Average Net Assets(3):
Expenses..........................        0.94 %(2)             0.93%          0.90%          0.82%          0.78%          0.81%

Net investment income.............        2.50 %(2)             2.82%          3.16%          2.30%          1.76%          1.50%

Supplemental Data:
Net assets, end of period, in
 thousands........................      $1,438                $1,725         $1,371         $2,308         $2,750           $166

Portfolio turnover rate...........          14 %(1)               31%            18%            19%            31%            52%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 22

                      (This Page Intentionally Left Blank)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.
(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Global Utilities Fund

Semiannual Report
August 31, 2004

[MORGAN STANLEY LOGO]

                                                     37873RPT-RA04-00654P-Y08/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004


                                       3